CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital	Share-Based Payments Reserve	Foreign Currency Translation Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2015	$ 308,429	$ 11,650	$ (1,310)	$ (142,400)	$ 176,369
Loss attributable to owners of the Company				(45,694)	(45,694)
Other comprehensive income (loss) for the year			(532)		(532)
Total comprehensive loss attributable to owners of the Company			(532)	(45,694)	(46,226)
Shares issued in connection with private placement	67,499				67,499
Cost of capital, net of tax	(2,343)				(2,343)
Share based compensation value of services		2,524			2,524
Balance at Dec. 31, 2016	373,585	14,174	(1,842)	(188,094)	197,823
Loss attributable to owners of the Company				(22,435)	(22,435)
Other comprehensive income (loss) for the year			708		708
Total comprehensive loss attributable to owners of the Company			708	(22,435)	(21,727)
Derecognition of deferred tax asset	(821)				(821)
Share based compensation value of services		2,076			2,076
Balance at Dec. 31, 2017	372,764	16,250	(1,134)	(210,529)	177,351
Loss attributable to owners of the Company				(28,139)	(28,139)
Other comprehensive income (loss) for the year			428		428
Total comprehensive loss attributable to owners of the Company			428	(28,139)	(27,711)
Shares issued in connection with private placement	253,517				253,517
Cost of capital, net of tax	(10,297)				(10,297)
Share based compensation value of services		515			515
Balance at Dec. 31, 2018	$ 615,984	$ 16,765	$ (706)	$ (238,668)	$ 393,375